Reconciliation of Accrued Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 152	$ 158
Foreign currency adjustment	8	(6)
Ending balance	$ 160	$ 152